iShares
®
MSCI Thailand ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .3%
Sri Trang Agro-Industry PCL , NVDR ............ 1,309,945 $ 772,805
a
Banks  —  8 .5%
Kasikornbank PCL , NVDR ................... 934,900 5,774,002
Kiatnakin Phatra Bank PCL , NVDR ............. 329,273 888,419
Krung Thai Bank PCL , NVDR ................ 5,513,800 5,887,373
SCB X PCL , NVDR
(a)
...................... 1,328,700 5,488,381
Thanachart Capital PCL , NVDR ............... 408,300 749,471
Tisco Financial Group PCL , NVDR ............. 311,600 1,081,237
TMBThanachart Bank PCL , NVDR ............. 38,370,800 2,688,032
22,556,915
a
Beverages  —  0 .6%
Carabao Group PCL , NVDR
(a)
................ 539,900 666,901
Osotspa PCL , NVDR
(a)
..................... 1,874,500 880,086
1,546,987
a
Broadline Retail  —  0 .6%
Central Retail Corp. PCL , NVDR .............. 2,363,900 1,526,015
a
Chemicals  —  2 .1%
Indorama Ventures PCL , NVDR ............... 2,649,000 1,892,847
PTT Global Chemical PCL , NVDR ............. 3,549,907 3,654,075
5,546,922
a
Construction & Engineering  —  0 .4%
CH Karnchang PCL , NVDR
(a)
................. 1,707,600 941,873
a
Construction Materials  —  3 .6%
Siam Cement PCL (The) , NVDR
(a)
............. 1,232,000 8,598,871
Siam City Cement PCL , NVDR ................ 91,900 415,096
Tipco Asphalt PCL , NVDR ................... 977,900 414,657
9,428,624
a
Consumer Finance  —  2 .2%
AEON Thana Sinsap Thailand PCL , NVDR
(a)
...... 133,400 388,375
Bangkok Commercial Asset Management PCL , NVDR 2,733,700 541,882
Krungthai Card PCL , NVDR .................. 1,821,900 1,677,608
Muangthai Capital PCL , NVDR ................ 1,157,200 1,020,160
Srisawad Corp. PCL , NVDR
(a)
................ 1,296,902 872,367
TIDLOR Holdings PCL , NVDR
(a)
............... 2,271,892 1,277,717
5,778,109
a
Consumer Staples Distribution & Retail  —  4 .6%
Berli Jucker PCL , NVDR .................... 1,567,700 681,893
CP ALL PCL , NVDR
(a)
...................... 7,972,300 11,522,189
12,204,082
a
Containers & Packaging  —  0 .5%
SCG Packaging PCL , NVDR ................. 2,014,600 1,459,974
a
Diversified Telecommunication Services  —  2 .8%
Jasmine Technology Solution PCL , NVDR
(b)
....... 271,000 330,995
True Corp. PCL , NVDR ..................... 16,367,248 6,940,176
7,271,171
a
Electronic Equipment, Instruments & Components  —  22 .0%
Cal-Comp Electronics Thailand PCL , NVDR
(a)
...... 5,612,300 1,510,529
Delta Electronics Thailand PCL , NVDR .......... 5,104,108 55,044,034
KCE Electronics PCL , NVDR
(a)
................ 1,379,000 1,581,204
58,135,767
a
Food Products  —  2 .7%
Betagro PCL , NVDR
(a)
..................... 1,053,100 643,930
Charoen Pokphand Foods PCL , NVDR .......... 5,963,800 3,474,971
Security Shares Value
a
Food Products (continued)
I-TAIL Corp. PCL , NVDR .................... 1,122,500 $ 555,300
Thai Union Group PCL , NVDR
(a)
............... 4,543,600 1,559,081
Thai Vegetable Oil PCL , NVDR ............... 682,988 524,649
Thaifoods Group PCL , NVDR ................ 986,200 294,577
7,052,508
a
Ground Transportation  —  0 .3%
BTS Group Holdings PCL , NVDR
(a) (b)
............ 12,596,200 788,543
a
Health Care Equipment & Supplies  —  0 .2%
Sri Trang Gloves Thailand PCL , NVDR .......... 1,540,300 544,276
a
Health Care Providers & Services  —  5 .9%
Bangkok Chain Hospital PCL , NVDR ............ 1,731,425 502,473
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 16,853,100 9,417,571
Bumrungrad Hospital PCL , NVDR
(a)
............ 940,876 5,189,210
Chularat Hospital PCL , NVDR ................ 7,880,900 348,702
15,457,956
a
Hotels, Restaurants & Leisure  —  2 .1%
Asset World Corp. PCL , NVDR ............... 12,480,900 871,183
Central Plaza Hotel PCL , NVDR
(a)
.............. 947,700 979,973
Minor International PCL , NVDR
(a)
.............. 5,298,610 3,658,079
5,509,235
a
Independent Power and Renewable Electricity Producers  —  6 .7%
B Grimm Power PCL , NVDR
(a)
................ 1,401,700 597,132
BCPG PCL , NVDR ........................ 2,076,550 430,154
Electricity Generating PCL , NVDR
(a)
............ 371,600 1,328,854
Energy Absolute PCL , NVDR
(b)
................ 8,674,500 905,452
Global Power Synergy PCL , NVDR
(a)
............ 1,105,700 1,371,415
Gulf Development PCL , Class R , NVDR
(a)
........ 5,998,288 11,414,370
Ratch Group PCL , NVDR ................... 1,703,600 1,608,219
17,655,596
a
Insurance  —  0 .7%
Bangkok Life Assurance PCL , NVDR ........... 889,600 623,226
Thai Life Insurance PCL , NVDR ............... 3,596,200 1,222,490
1,845,716
a
Marine Transportation  —  0 .2%
Regional Container Lines PCL , NVDR ........... 571,000 552,666
a
Media  —  0 .2%
VGI PCL , NVDR
(a)
........................ 19,542,550 569,138
a
Oil, Gas & Consumable Fuels  —  13 .4%
Bangchak Corp. PCL , NVDR ................. 1,342,600 1,371,684
Banpu PCL , NVDR ....................... 13,181,824 2,314,026
IRPC PCL , NVDR
(a)
....................... 16,795,000 937,693
PTT Exploration & Production PCL , NVDR
(a)
....... 2,193,684 9,546,264
PTT PCL , NVDR
(a)
........................ 15,976,400 17,795,191
Star Petroleum Refining PCL , NVDR ............ 2,703,700 614,692
Thai Oil PCL , NVDR ....................... 1,934,800 2,749,562
35,329,112
a
Passenger Airlines  —  0 .2%
Bangkok Airways PCL , NVDR ................ 973,500 465,095
a
Pharmaceuticals  —  0 .2%
Mega Lifesciences PCL , NVDR ............... 535,600 592,460
a
Real Estate Management & Development  —  5 .3%
Amata Corp. PCL , NVDR ................... 1,207,900 909,027
AP Thailand PCL , NVDR .................... 3,532,186 792,050
Central Pattana PCL , NVDR ................. 3,188,000 6,302,265

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Thailand ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Real Estate Management & Development (continued)
Land & Houses PCL , NVDR ................. 12,550,500 $ 1,386,886
MBK PCL , NVDR ......................... 1,337,000 763,772
Sansiri PCL , NVDR
(a)
...................... 22,101,737 972,435
Supalai PCL , NVDR ....................... 1,754,900 835,795
WHA Corp. PCL , NVDR
(a)
................... 12,925,240 1,944,476
13,906,706
a
Specialty Retail  —  1 .6%
Com7 PCL , NVDR ........................ 1,843,300 1,468,335
Home Product Center PCL , NVDR ............. 9,150,273 1,696,618
Mr DIY Holding Thailand PCL , NVDR ........... 1,097,000 293,252
Siam Global House PCL , NVDR ............... 3,041,491 690,718
4,148,923
a
Transportation Infrastructure  —  4 .8%
Airports of Thailand PCL , NVDR
(a)
.............. 6,531,500 11,055,531
Bangkok Expressway & Metro PCL , NVDR ....... 10,292,153 1,646,132
12,701,663
a
Water Utilities  —  0 .2%
TTW PCL , NVDR ......................... 2,177,966 622,372
a
Security Shares Value
a
Wireless Telecommunication Services  —  6 .9%
Advanced Info Service PCL , NVDR ............. 1,694,619 $ 18,355,280
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 301,462,940 ) ................................ 263,266,489
a
Short-Term Securities
Money Market Funds  —  7 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 18,157,064 18,162,511
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 1,978,639 1,978,639
a
Total Short-Term Securities — 7.6%
(Cost: $ 20,135,383 ) ................................. 20,141,150
Total Investments — 107.4%
(Cost: $ 321,598,323 ) ................................ 283,407,639
Liabilities in Excess of Other Assets — ( 7 .4 ) % ............... (19,431,614)
Net Assets — 100.0% ................................. $ 263,976,025
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,190,217  $ 7,974,051
(a)
$ —  $ 1,167  $ (2,924) $ 18,162,511  18,157,064  $ 461,433
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 190,000  1,788,639
(a)
—  —  —  1,978,639  1,978,639  14,021  —
$ —  $ 1,167  $ (2,924)
$ 20,141,150
$ 475,454  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 5 06/19/26 $ 437 $ 11,817

iShares
®
MSCI Thailand ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 52,630,619  $ 210,635,870  $ —  $ 263,266,489
Short-Term Securities
Money Market Funds ...................................... 20,141,150  —  —  20,141,150
$ 72,771,769  $ 210,635,870  $ —  $ 283,407,639
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 11,817  $ —  $ —  $ 11,817
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVDR Non-Voting Depository Receipt
PCL Public Company Limited